Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Total
Balance Beginning at Dec. 31, 2022		$ 100,831	$ (75,409)	$ 25,422
Balance Beginning (in Shares) at Dec. 31, 2022	45,623,434
Share-based compensation		646		646
Issuance of restricted shares		28		28
Loss for the period			(7,657)	(7,657)
Balance Ending at Jun. 30, 2023		101,505	(83,066)	18,439
Balance Ending (in Shares) at Jun. 30, 2023	45,623,434
Balance Beginning at Dec. 31, 2023		102,224	(90,061)	12,163
Balance Beginning (in Shares) at Dec. 31, 2023	45,729,684
Issuance of ordinary shares, net of issuance cost of $308		4,727		4,727
Issuance of ordinary shares, net of issuance cost of $308 (in Shares)	3,787,976
Share-based compensation		410		410
Loss for the period			(6,690)	(6,690)
Balance Ending at Jun. 30, 2024		$ 107,361	$ (96,751)	$ 10,610
Balance Ending (in Shares) at Jun. 30, 2024	49,517,660